Accounts Receivable - Allowance activity (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Activity in the allowance for credit losses
Balance - January 1	$ (40)	$ (33)	$ (52)
Additions charged to expense	0	(24)	(4)
Deductions/Write-offs		17	23
Balance - December 31	$ (40)	$ (40)	$ (33)